Carnival Corporation & Plc Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Cruise
Passenger tickets	$ 11,601	$ 11,889	$ 11,648
Onboard and other	3,887	3,780	3,598
Tour and other	226	215	210
Revenues	15,714	15,884	15,456
Cruise
Commissions, transportation and other	2,161	2,299	2,303
Onboard and other	526	519	539
Payroll and related	1,859	1,942	1,859
Fuel	1,249	2,033	2,208
Food	981	1,005	983
Other ship operating	2,516	2,463	2,610
Tour and other	155	160	143
Operating expenses	9,447	10,421	10,645
Selling and administrative	2,067	2,054	1,879
Depreciation and amortization	1,626	1,637	1,590
Ibero trademark impairment charge	0	0	13
Costs and Expenses	13,140	14,112	14,127
Operating Income	2,574	1,772	1,329
Nonoperating (Expense) Income
Interest income	8	8	11
Interest expense, net of capitalized interest	(217)	(288)	(319)
(Losses) gains on fuel derivatives, net	(576)	(271)	36
Other income (expense), net	10	4	(8)
Nonoperating (Expense) Income, Total	(775)	(547)	(280)
Income Before Income Taxes	1,799	1,225	1,049
Income Tax (Expense) Benefit, Net	(42)	(9)	6
Net Income	$ 1,757	$ 1,216	$ 1,055
Earnings Per Share
Basic (USD per share)	$ 2.26	$ 1.57	$ 1.36
Diluted (USD per share)	2.26	1.56	1.36
Dividends Declared Per Share (USD per share)	$ 1.10	$ 1.00	$ 1